CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK

17. CONCENTRATION OF RISK

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash (including restricted cash and certificate deposits). As of December 31, 2022, 2021 and 2020, $76,535, $134,605 and $15,752,639 were deposited with financial institutions located in the PRC, respectively. These balances are not covered by insurance. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Our functional currency is the RMB, and our financial statements are presented in U.S. dollars. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect our financial results reported in the U.S. dollar terms without giving effect to any underlying changes in our business or results of operations. Currently, our assets, liabilities, revenues and costs are denominated in RMB.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Customer concentration risk

For the year ended December 31, 2022, two customers accounted for 30.1% and 16.98% of the Company’s total revenues. For the year ended December 31, 2022, two customers accounted for 14.6% and 10.9% of the Company’s total revenues. For the year ended December 31, 2020, one customer accounted for 10.4% of the Company’s total revenues.

As of December 31, 2022, four customers accounted for 17.2%, 12.6%, 10.8% and 10.5% of the total balance of accounts receivable. As of December 31, 2021, three customers accounted for 12.9%, 12.4% and 10.9% of the total balance of accounts receivable. As of December 31, 2020, one customer accounted for 7.7% of the total balance of accounts receivable.

Vendor concentration risk

For the year ended December 31, 2022, three vendors accounted for 22.67%, 13.82% and 13.09% of the Company’s total purchases. For the year ended December 31, 2021, three vendors accounted for 39.72%, 29.96% and 28.40% of the Company’s total purchases. For the year ended December 31, 2020, two vendors accounted for 38.24% and 36.57% of the Company’s total purchases.

As of December 31, 2022, two vendors accounted for 60.60% and 13.70% of the total balance of accounts payable. As of December 31, 2021, one vendor accounted for 10.10% of the total balance of accounts payable. As of December 31, 2020, one vendor accounted for 6.5% of the total balance of accounts payable.